INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
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INCOME TAX EXPENSES

INCOME TAX EXPENSES

	Years ended December 31,
€ in thousands	2017	2016	2015
Loss of the year	(108,532)	(1,087)	(54,547)
Income taxes calculated at 33.99%	36,890	369	18,541
Effect of income that is exempt from taxation	368	490	558
Effect of expenses that are not deductible in determining taxable profit	(248)	(219)	(199)
Effect of unused tax losses and tax offsets not recognised as deferred tax assets	(37,010)	(641)	(18,899)

Effective income taxes	(0)	(0)	0